Vessels, Port Terminals and Other Fixed Assets, Net - Navios Logistics (Details) - Navios Logistics - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Nov. 21, 2019	Feb. 28, 2017
Construction of six liquid barges
Property Plant And Equipment [Line Items]
Total purchase price		$ 17,140
Secured credit of purchase price	75.00%
Debt Instrument, Term	5 years
Payments For Construction In Process	$ 4,400
Capitalized interest costs	310
Undeveloped land located in Port Murtinho region, Brazil
Property Plant And Equipment [Line Items]
Capitalized interest costs	$ 898
Area of land (in hectares)	3.5 hectares
Payments to acquire land	$ 1,155
Two new tanks
Property Plant And Equipment [Line Items]
Payments For Construction In Process	$ 456
Formosa and San Lorenzo
Property Plant And Equipment [Line Items]
Vessel sale price			$ 1,109